DERIVATIVE FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Aug. 03, 2021
Derivative [Line Items]
Cash flow hedge gain to be reclassified over the next 12 months	$ 1,300,000
Interest rate swap contract
Derivative [Line Items]
Notional amount	$ 600,000,000
Minimum | Interest rate swap contract
Derivative [Line Items]
Derivative, term	3 years
Maximum | Interest rate swap contract
Derivative [Line Items]
Derivative, term	5 years
Revolving Credit Facility | Line of Credit
Derivative [Line Items]
Maximum borrowing capacity	$ 600,000,000	$ 600,000,000
Revolving Credit Facility | Line of Credit | LIBOR
Derivative [Line Items]
Basis spread on variable rate	0.10%
Revolving Credit Facility | Line of Credit | Minimum
Derivative [Line Items]
Interest rate	0.51%
Revolving Credit Facility | Line of Credit | Maximum
Derivative [Line Items]
Interest rate	0.84%